S-K 1603(a)(9) Restrictions on Selling Securities	Aug. 03, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

We may also pay consulting, success or finder fees to our sponsor or a member of our management team, or their respective affiliates in connection with the consummation of our initial business combination, and we may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions. Except as set out in the immediately preceding sentence, no terms for any such arrangements have been determined and no written agreements exist with respect to such arrangements.

To facilitate the consummation of our initial business combination and align incentives in connection with a particular transaction, our sponsor may agree to surrender or forfeit founder shares and/or private placement shares, enter into earnout or similar arrangements, or take other actions with respect to such securities. Any such arrangements will be described to our shareholders in the disclosure documents for the business combination, and to the extent they involve transactions between the Company and our sponsor or its affiliates, they will be subject to our related party transactions policy, including review by our audit committee.

Pursuant to FINRA Rule 5110(e), the private placement units purchased by the underwriters and/or their permitted designees may not be sold, transferred, assigned, pledged or hypothecated or the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the commencement of sales of this offering except to any member participating in the offering and the officers or partners, registered persons or affiliates thereof except as permitted by FINRA Rule 5110(e)(2).

Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	With respect to 50% of the founder shares, the earlier of (i) the six-month anniversary of the completion of our initial business combination and (ii) the date on which the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period following the completion of our initial business combination; and, with respect to the remaining 50% of the founder shares, the six-month anniversary of the completion of our initial business combination. Notwithstanding the foregoing, if we complete a liquidation, merger, share exchange or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property, the founder shares will be released from the lock-up.
SPAC Sponsor, Persons and Entities Subject to Restrictions	1776 Sponsor, LLC, our directors and officers, and their respective permitted transferees (in each case, to the extent holding Founder Shares)
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.
Private Placement Unit [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	1776 Sponsor, LLC, our directors and officers, and their respective permitted transferees (in each case, to the extent holding Founder Shares)
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days after the date of this prospectus
SPAC Sponsor, Persons and Entities Subject to Restrictions	1776 Sponsor, LLC, our directors and officers, and their respective permitted transferees (in each case, to the extent holding Founder Shares)
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Clear Street LLC, as the Representative of the underwriters in this offering, in its sole discretion may release any of the securities subject to these lock-up agreements at any time with prior written consent. These transfer restrictions will not apply to transfers to the sponsor by the officers and directors. Our initial shareholders, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs.